Derivative Financial Instruments and Risk Management Policies - Derivatives Policy (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) type_of_hedge	Dec. 31, 2019 EUR (€)
Financial Instruments [Abstract]
Notional amount | €	€ 109,267	€ 128,654
Decrease in outstanding derivatives (as a percent)	15.00%
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of types of hedges | type_of_hedge	3
Interest rate risk | Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate (as a percent)	4.00%
Interest rate risk | Cash flow hedges | Minimum
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate (as a percent)	2.00%
Interest rate risk | Cash flow hedges | Maximum
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate (as a percent)	4.00%